Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Summary of other current liabilities
Other current liabilities consisted of the following (
in thousands
):

	June 30, 2023	December 31, 2022
Accrued interest	$94	$87
Accrued vendor payables	718	686
Due to MP Enterprises, LLC	418	984
Deferred incentive income related to Marianas	—	678
Collateralized borrowings	2,601	1,316
Insurance premium liability	112	1,395
Accrued major maintenance	536	—
Other	76	370

Total other current liabilities	$4,555	$5,516

At December 31, 2022 and 2021, other current liabilities consisted of the following: (
in thousands
):

	December 31,
	2022	2021
Accrued rent	$—	$554
Accrued interest	87	5
Accrued vendor payables	686	512
Due to MP Enterprises, LLC	984	—
Deferred incentive income	678	—
Collateralized borrowings	1,316	—
Insurance premium liability	1,395	794
Other	370	207

Total other current liabilities	$5,516	$2,072